Long Term Debt (Details 1) - USD ($)	Sep. 30, 2015	Dec. 31, 2014
2015		$ 51,101,000
2016	$ 67,651	11,690,000
2017	16,114	6,538,000
2018	10,148	3,815,000
2019	10,055	2,170,000
Thereafter	12,796	3,379,000
Total	$ 116,764	$ 78,693,000